Impairment testing (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of sensitivity analysis

	2022				2021
Sensitivity analysis	IXIARO	DUKORAL	Chikungunya	CTM	IXIARO	DUKORAL
WACC	8.3%	8.3%	8.3%	9.5%	7.5%	7.2%
Break-even WACC	56.3%	7.6%	113.6%	15.0%	53.1%	13.1%
Impairment if WACC increases by 1%	NO	5.1	NO	NO	NO	NO
Impairment if sales reduce by 10%	NO	4.0	NO	0.9	NO	NO